Intangible Assets (Details 1) - GBP (£)	Jun. 30, 2024	Dec. 31, 2023
MTX 228 Tolimidone Acquired IPRD [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	£ 2,938	£ 2,938
MTX 230e Rapa Acquired IPRD [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	£ 3,068